Operating Lease - Schedule of Future Minimum Lease Payments Under Non-cancellable Leases (Details) - USD ($)	Dec. 31, 2019		Mar. 31, 2019
Leases [Abstract]
Remainder of 2020	$ 14,897
2021	56,794
2022	48,000
2023	16,000
Total	135,691
Less: Interest	(17,294)
Present value of lease liability	118,397
Operating lease liability, current	(59,064)	[1]
Operating lease liability, long term	$ 59,333

[1]	Represents lease payments to be made in the next 12 months